Non-Current Assets by Region (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosures
Non-Current Assets	€ 41,302	€ 32,239
EMEA
Disclosures
Non-Current Assets	9,872	8,926
Germany
Disclosures
Non-Current Assets	4,486	4,184
Rest of EMEA
Disclosures
Non-Current Assets	5,386	4,742
Americas
Disclosures
Non-Current Assets	30,154	22,391
United States
Disclosures
Non-Current Assets	29,744	22,133
Rest of Americas
Disclosures
Non-Current Assets	411	258
APJ
Disclosures
Non-Current Assets	€ 1,276	€ 922